Supplement dated December 17, 2003 to the Prospectus dated May 1, 2003 for Pacific Portfolios, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following information. No other terms of your Contract will change as a result of the transactions described in this supplement as follows:

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying Portfolio for the Telecommunications Variable Investment Option, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying Portfolio for the Global Growth Variable Investment Option, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying Portfolio for the Research Variable Investment Option, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of Investment Options: • Telecommunications • Global Growth • Research

At the same time that the reorganizations occur, the corresponding Subaccount Units of the:

•   Telecommunications Variable Investment Option will automatically be transferred to the Technology Variable Investment Option in exchange for corresponding units of that Investment Option

•   Global Growth Variable Investment Option will automatically be transferred to the International Large-Cap Variable Investment Option account in exchange for corresponding units of that Investment Option

•   Research Variable Investment Option will automatically be transferred to the Diversified Research Variable Investment Option in exchange for corresponding units of that Investment Option.

The Telecommunications Variable Investment Option, Global Growth Variable Investment Option and Research Variable Investment Option will cease to exist.

You need not take any action regarding any reorganization. The transfer of any Accumulation units you hold in the Telecommunications Variable Investment Option, Global Growth Variable Investment Option or Research Variable Investment Option will occur automatically on the reorganization date.

If you do not wish to participate in an Investment Option in which you’ve acquired Accumulation Units as the result of any reorganization, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•  the Telecommunications Investment Option, the instruction will be deemed an instruction for the Technology Investment Option

•  the Global Growth Investment Option, the instruction will be deemed an instruction for the International Large-Cap Investment Option

•  the Research Investment Option, the instruction will be deemed an instruction for the Diversified Research Investment Option.

This includes, but is not limited to, instructions for initial and additional Investment allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing, earnings sweep, and dollar cost averaging programs), and partial withdrawals.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of Variable Account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

The OVERVIEW OF PACIFIC PORTFOLIOS — Pacific Select Fund Annual Operating Expenses section is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated).

This table shows the minimum and maximum total operating expenses charged by the Portfolios of Pacific Select Fund that you may pay periodically during the time that you own the contract. This table shows the range (minimum and maximum) of fees and expenses charged by any of the Portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in the Fund’s Prospectus.

	Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
	Expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.29%	1.31%

[1]   To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004.

Gross expenses include an adjustment for a reduction in advisory fees, but do not include a deduction for any reimbursement of advisory fees, recaptured 12b-1 distribution expenses or offsets for custodian credits.

The OVERVIEW OF PACIFIC PORTFOLIOS — Examples section is replaced.

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the optional combination of Riders whose cumulative expenses totaled more than any other optional combination), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2002. Premium taxes and/or any other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered your Contract:

	Maximum
	1 Year*	3 Years*	5 Years*	10 Years*
	$1,008	$1,690	$2,210	$3,997

	Minimum
	1 Year*	3 Years*	5 Years*	10 Years*
	$811	$1,098	$1,230	$2,076

	• If you annuitized your Contract:
Maximum
1 Year*	3 Years*	5 Years*	10 Years*
$1,008	$1,150	$1,940	$3,997

Minimum
1 Year*	3 Years*	5 Years*	10 Years*
$811	$558	$960	$2,076

• If you left the money in your Contract:
Maximum
1 Year*	3 Years*	5 Years*	10 Years*
$378	$1,150	$1,940	$3,997

Minimum
1 Year*	3 Years*	5 Years*	10 Years*
$181	$558	$960	$2,076

*   In calculating the examples above, we used the maximum and minimum gross operating expenses of all the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus.

The International Large Cap Portfolio will have a new manager.	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap Portfolio.

HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers is amended.

Paragraphs 3 and 4 of The DCA Plus sub-section is replaced with the following:

The day that the first Investment allocation is made to the DCA Plus Fixed Option will begin the Guarantee Term. On the same day of each month thereafter, we will transfer to the Variable Investment Options you selected an amount equal to your DCA Plus Fixed Option Value on that day divided by the remaining number of monthly transfers in the Guarantee Term. You may choose a Guarantee Term of up to one year. Currently, we offer Guarantee Terms of 6 or 12 months with 6 or 12 monthly transfers, respectively. Ask your registered representative about the availability of other Guarantee Terms.

Example (using 6 month Guarantee Term):  On May 1, you submit a $10,000 Investment entirely to the DCA Plus Fixed Option at a then current Guaranteed Interest Rate of 5.00% with a Guarantee Term of 6 months. On June 1, the value of the DCA Plus Fixed Option is $10,041.52.

On June 1, a transfer equal to $1,673.59 ($10,041.52/6) will be made according to your DCA Plus transfer instructions. Your remaining DCA Plus Fixed Option Value after the transfer is therefore $8,367.93. On July 1, your DCA Plus Fixed Option Value has now increased to $8,401.56. We will transfer $1,680.31 ($8,401.56/5) to the Variable Investment Options, leaving a remaining value of $6,721.25 in the DCA Plus Fixed Option.

During the Guarantee Term, you may allocate all or a part of additional Investments to the DCA Plus Fixed Option, provided such allocations are at least $250. Each such allocation will be transferred to the Variable Investment Options you selected over the remaining Guarantee Term. Transfers will be made proportionately from the DCA Plus Fixed Option Value attributed to each Investment allocation.

Example (using 6 month Guarantee Term): (Using the previous example): On July 15, you allocate an additional $5,000 to the DCA Plus Option at a Guaranteed Interest Rate of 4.00%. On August 1, your DCA Plus Fixed Option Value has increased to $11,758.30. An amount equal to $2,939.58 ($11,758.30/4) is transferred from the DCA Plus Fixed Option to the Variable Investment Options. The remaining DCA Plus Fixed Option Value is $8,818.73.

Paragraph 8 of The DCA Plus sub-section is replaced with the following:

When your DCA Plus program ends you may request, in a form satisfactory to us, to establish a new DCA Plus program subject to our minimum allocation requirements. You may choose a Guarantee Term of up to one year from the duration options currently offered by us. Your DCA Plus program automatically ends at the end of your DCA Plus Guarantee Term. If we do not receive completed DCA Plus transfer instructions in proper order by the time your first DCA Plus transfer is due, your DCA Plus will be automatically terminated at that time and any remaining balance will be transferred as follows:

• if your Contract is issued before July 1, 2003, your DCA Plus Fixed Account Value will be transferred to the Fixed Option at the Fixed Option’s then current Guaranteed Interest Rate,

• if your Contract is issued on or after July 1, 2003, your DCA Plus Fixed Account Value will be transferred to the Money Market Investment Option, and

• if your Contract is issued on or after September 1, 2003, your DCA Plus Fixed Account Value will be allocated to your variable investment options in the same proportion you had elected under your previous DCA Plus Fixed Option program.

If your Contract is issued on or after September 1, 2003, you cannot cancel your DCA Plus program but it will automatically terminate at the end of your DCA Plus Guarantee Term. If your Contract was issued before September 1, 2003, you may request, in a form satisfactory to us, termination of your DCA Plus program at any time. Upon receipt of such request, any remaining balance in your DCA Plus Fixed Option will be transferred according to your instructions. If we do not receive proper instructions, the remaining balance will be transferred as follows:

• if your Contract is issued before July 1, 2003, to the Fixed Option at the Fixed Option’s then current Guaranteed Interest Rate, and

• if your Contract is issued on or after July 1, 2003, to the Money Market Investment Option.

On your Annuity Date any net amount converted to an annuity from your DCA Plus Fixed Option will be applied to a fixed annuity and will be held in our General Account, (but not under the DCA Plus Fixed Option) unless you instruct us otherwise.

ADDITIONAL INFORMATION — Inquiries and Submitting Forms and Requests is amended.

Paragraph 7 of the Inquiries and Submitting Forms and Requests section is replaced with the following:

Investments after your initial Investment, loan requests, transfer requests, loan repayments and withdrawal requests we receive before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, will normally be effective at the end of the same Business Day that we receive them in “proper form,” unless the transaction or event is scheduled to occur on another day. Generally, whenever you submit any other form, notice or request, your instructions will be effective on the next Business Day after we receive them in “proper form” unless the transaction or event is scheduled to occur on another day. “Proper form” means in a form satisfactory to us and may require, among other things, a signature guarantee or other verification of authenticity. We do not generally require a signature guarantee unless it appears that your signature may have changed over time or the signature does not appear to be yours; an executed application or confirmation of application, as applicable, in proper form is not received by us; or, to protect you or us. Requests regarding death benefit proceeds must be accompanied by both proof of death and instructions regarding payment satisfactory to us. You should call your registered representative or us if you have questions regarding the required form of a request.

ADDITIONAL INFORMATION — Telephone and Electronic Transactions is amended.

Paragraph 1 of the Telephone and Electronic Transactions section is replaced with the following:

You are automatically entitled to make certain transactions by telephone or, to the extent available, electronically. You may also authorize other people to make certain transaction requests by telephone or, to the extent, available electronically by so indicating on the application or by sending us instructions in writing in a form acceptable to us. We cannot guarantee that you or any other person you authorize will always be able to reach us to complete a telephone or electronic transaction; for example, all telephone lines or our web-site may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or telephones or the internet may be out of service during severe weather conditions or other emergencies. Under these circumstances, you should submit your request in writing (or other form acceptable to us). Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which usually closes at 4:00 p.m. Eastern time, on any Business Day will usually be effective at the end of that day, and we will provide you confirmation of each telephone or electronic transaction.

THE GENERAL ACCOUNT is amended.

Paragraph 2 of THE GENERAL ACCOUNT is amended to read as follows:

The following information regarding the Fixed Option is only applicable to Contracts issued before July 1, 2003. The information regarding the DCA Plus Fixed Option is not subject to this limitation.

THE GENERAL ACCOUNT — Guarantee Terms is amended.

The DCA Plus Fixed Option subsection is amended to read as follows:

Availability of the DCA Plus Fixed Option (and therefore also DCA Plus) is subject to approval of state insurance authorities. Ask your registered representative about its current status. When you establish a DCA Plus and you make your initial Investment allocation to the DCA Plus Fixed Option, we establish a Guarantee Term that will end either 6 or 12 months from the day your allocation is effective depending on the Guarantee Term you choose. We credit each allocation made to the DCA Plus Fixed Option during that Guarantee Term at the Guaranteed Interest Rate in effect on the day each allocation is effective through the earliest of:

• the end of the Guarantee Term,

• the day on which the DCA Plus Fixed Option Value is zero,

• the Annuity Date, or

• the day on which death benefit proceeds become payable.

We stop crediting interest on any amount transferred or withdrawn from the DCA Plus Fixed Option as of the day the transfer or withdrawal is effective or applied to provide an annuity including:

• fees for withdrawals and/or transfers,

• withdrawal charges,

• annual fees,

• charges for premium taxes and/or other taxes, and

• proportionate reductions for annual charges for expenses relating to any optional benefit rider attached to your Contract.

TERMS USED IN THIS PROSPECTUS is amended.

The definition Contract Value listed in the TERMS USED IN THIS PROSPECTUS is amended to read as follows:

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, DCA Plus Fixed Option Value, the value of any other Investment Option added to the Contract by Rider or Endorsement, the Loan Account Value, and, for Contracts issued before July 1, 2003, the Fixed Option Value.

The definition Investment Option listed in the TERMS USED IN THIS PROSPECTUS is amended to read as follows:

Investment Option – A Subaccount, the DCA Plus Fixed Option, any other Investment Option added to the Contract by Rider or Endorsement, and, for Contracts issued before July 1, 2003, the Fixed Option offered under the Contract.

Sentence 7 of the definition for Unit Value is replaced with the following:

Unit Value of a Subaccount Unit or Subaccount Annuity Unit on any Business Day is measured as of the time of the close of the New York Stock Exchange, which is usually 4:00 p.m., Eastern time, although it occasionally closes earlier.

APPENDIX A — STATE LAW VARIATIONS is amended.

Effective December 31, 2003, the Right To Cancel (“Free Look”) section is amended to include the following:

For residents of the state of Arizona over the age of 65, the Free Look period is a 30-day period beginning on the day you receive your Contract.